Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 309,893	R$ 311,156
Marketable securities	166,349	491,102
Trade receivables	505,514	492,234
Inventories	242,363	249,632
Taxes recoverable	24,564	18,871
Income tax and social contribution recoverable	8,771	7,594
Prepayments	40,069	27,461
Other receivables	2,105	124
Related parties – other receivables	501	2,070
Total current assets	1,300,129	1,600,244
Non-current assets
Judicial deposits and escrow accounts	178,824	172,748
Deferred income tax and social contribution	130,405	88,546
Property, Plant and equipment	185,682	192,006
Intangible assets and goodwill	5,538,367	4,924,726
Total non-current assets	6,033,278	5,378,026
Total Assets	7,333,407	6,978,270
Current liabilities
Bonds and financing	281,491	502,882
Lease liabilities	26,636	18,263
Suppliers	264,787	279,454
Income tax and social contribution payable	16,666	1,761
Salaries and social contributions	62,829	69,123
Contractual obligations and deferred income	46,037	47,169
Accounts payable for business combination	20,502	17,132
Other liabilities	20,033	4,285
Other liabilities - related parties	39,271	135,307
Loans from related parties		20,884
Total current liabilities	778,252	1,096,260
Non-current liabilities
Bonds and financing	549,735	290,459
Lease liabilities	133,906	154,840
Accounts payable for business combination	511,811	30,923
Provision for tax, civil and labor losses	646,850	613,933
Contractual obligations and deferred income	128	6,538
Other liabilities	47,516
Total non-current liabilities	1,889,946	1,096,693
Shareholder's Equity
Share Capital	4,820,815	4,820,815
Capital reserve	61,488	38,962
Treasury shares	(23,880)
Accumulated losses	(193,214)	(74,460)
Total Shareholder's Equity	4,665,209	4,785,317
Total Liabilities and Shareholder's Equity	R$ 7,333,407	R$ 6,978,270